Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings/(loss) per share
Schedule of earnings/(loss) and number of shares used in basic and diluted loss per share computations

	2022	2021	2020
Profit/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	7,303	(117,455)	(751)

Weighted average number of ordinary shares, basic	197,971,371	183,521,938	176,584,343
Weighted average number of ordinary shares, diluted	197,971,371	183,521,938	176,584,343

Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, basic and diluted US$	0.04	(0.64)	(0.00)